Summary of Significant Accounting Policies - Additional Information (Details) $ in Millions	12 Months Ended
	Nov. 30, 2015 USD ($) CruiseShip	Nov. 30, 2014 USD ($)	Nov. 30, 2013 USD ($)	Jan. 22, 2016 CruiseShip
Property, Plant and Equipment [Line Items]
Number of cruise ships | CruiseShip	99
Fees, taxes, and charges | $	$ 524	$ 532	$ 517
Advertising expenses | $	$ 627	$ 623	$ 588
Subsequent Event
Property, Plant and Equipment [Line Items]
Number of cruise ships | CruiseShip				99